Equity-Accounted Joint Ventures - Other - Additional Information (Details) $ in Thousands	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,153,874	$ 1,067,783
Ownership percentage (in percentage)	100.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,157,974	1,072,509
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 109,866	97,721
Ownership percentage (in percentage)	40.00%
Number of vessels | vessel	4
Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 102,477	90,659
Ownership percentage (in percentage)	33.00%
Number of vessels | vessel	4
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 296,065	234,452
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	6
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 57,277	$ 38,678
Ownership percentage (in percentage)	30.00%		30.00%
Number of vessels | vessel	0